Fair Value - Summary of fair value measurement of assets (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Initial balance as of January 1	S/ 22,755,841
Balance as of December 31	23,942,415	S/ 22,755,841
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Initial balance as of January 1	1,049,781	919,866
Purchases	103,912	81,369
Sales	(122,565)	(78,231)
Gain recognized on the consolidated statement of income	54,752	126,777
Balance as of December 31	S/ 1,085,880	S/ 1,049,781